Preferred Shares - Issued and Outstanding (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Mar. 17, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Number of shares issued and outstanding		38,600,000	1,824,620.00	38,600,000
Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	38,600,000	38,600,000
Common shares (Note 23)	CAD 942	CAD 942
Series A
Disclosure of classes of share capital [line items]
Number of shares outstanding	10,200,000	10,200,000	12,000,000
Number of shares issued and outstanding		10,200,000		12,000,000
Common shares (Note 23)	CAD 248	CAD 248
Series B
Disclosure of classes of share capital [line items]
Number of shares outstanding	1,800,000	1,800,000
Number of shares issued and outstanding		1,800,000		0
Common shares (Note 23)	CAD 45	CAD 45
Series C
Disclosure of classes of share capital [line items]
Number of shares outstanding	11,000,000	11,000,000
Number of shares issued and outstanding		11,000,000		11,000,000
Common shares (Note 23)	CAD 269	CAD 269
Series E
Disclosure of classes of share capital [line items]
Number of shares outstanding	9,000,000	9,000,000
Number of shares issued and outstanding		9,000,000		9,000,000
Common shares (Note 23)	CAD 219	CAD 219
Series G
Disclosure of classes of share capital [line items]
Number of shares outstanding	6,600,000	6,600,000
Number of shares issued and outstanding		6,600,000		6,600,000
Common shares (Note 23)	CAD 161	CAD 161